UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22777

Investment Company Act File Number

Eaton Vance Municipal Income 2028 Term Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

January 31

Date of Fiscal Year End

April 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Income 2028 Term Trust

April 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 153.4%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.3%
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	$2,455	$2,767,030

		$2,767,030

Education — 8.7%
Portland Community College District, OR, 3.25%, 6/15/32(1)	$10,250	$10,340,702
Rutgers State University, NJ, 4.00%, 5/1/30(1)	8,425	8,937,409

		$19,278,111

Electric Utilities — 5.9%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$330	$350,566
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/28	1,000	1,145,750
Salt River Agricultural Improvement and Power District, AZ, 5.00%, 12/1/30(1)	10,000	11,577,300

		$13,073,616

Escrowed/Prerefunded — 2.9%
Hawaii, Prerefunded to 11/1/22, 5.00%, 11/1/28(1)	$5,400	$6,380,892

		$6,380,892

General Obligations — 33.6%
Clackamas Community College District, OR, 0.00%, 6/15/28	$1,830	$1,235,415
Clackamas Community College District, OR, 0.00%, 6/15/29	1,000	641,070
Clovis Unified School District, CA, (Election of 2012), 0.00%, 8/1/28	1,000	669,180
Clovis Unified School District, CA, (Election of 2012), 0.00%, 8/1/29	2,395	1,510,119
Clovis Unified School District, CA, (Election of 2012), 0.00%, 8/1/30	2,575	1,536,116
Fresno Unified School District, CA, (Election of 2010), 0.00%, 8/1/30	800	459,984
Fresno Unified School District, CA, (Election of 2010), 0.00%, 8/1/31	955	519,749
Hawaii, 5.00%, 11/1/28(1)	2,600	3,045,328
Illinois, 5.00%, 5/1/33	3,200	3,218,784
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	5,000	2,909,400
Ocean City, NJ, 1.00%, 11/15/28	705	565,149
Pennsylvania, 4.00%, 4/1/29(1)	10,000	10,646,700
Riverside County Community College District, CA, (Election of 2004), 0.00%, 8/1/29	1,500	936,150
Riverside County Community College District, CA, (Election of 2004), 0.00%, 8/1/30	1,250	736,850
San Bernardino Community College District, CA, 4.00%, 8/1/30(1)	10,000	10,757,100
Springfield School District No. 19, Lane County, OR, 0.00%, 6/15/32	4,395	2,480,274
Tempe Union High School District No. 213, AZ, 4.00%, 7/1/29(1)	4,200	4,482,660
Tempe Union High School District No. 213, AZ, 4.00%, 7/1/30(1)	4,350	4,600,952
Texas, (Texas Transportation Commission), 4.00%, 10/1/31(1)	10,000	10,737,400
University City School District, MO, 0.00%, 2/15/33	2,850	1,666,709
Washington, 4.00%, 7/1/29(1)	10,000	10,820,500

		$74,175,589

Security	Principal Amount (000’s omitted)	Value
Hospital — 17.4%
California Health Facilities Financing Authority, (Providence Health & Services), 4.00%, 10/1/28(1)	$10,000	$10,876,200
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital), 5.00%, 7/1/28	2,500	2,667,875
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/29	2,635	2,894,073
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/28	850	994,355
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	2,720	3,186,725
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/29(2)	450	497,052
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(2)	1,000	1,099,140
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.50%, 12/1/29	985	1,052,384
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/28	650	732,316
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Health Care System), 4.00%, 11/15/32(1)	10,000	10,204,600
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 4.00%, 6/1/31	2,500	2,608,450
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.00%, 8/1/28	1,500	1,655,985

		$38,469,155

Housing — 7.8%
Pennsylvania Housing Finance Agency, SFMR, (AMT), 3.90%, 10/1/28(1)	$5,500	$5,650,150
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.20%, 10/1/33(1)	1,460	1,527,481
Virginia Housing Development Authority, 3.625%, 1/1/31(1)	10,000	10,162,500

		$17,340,131

Industrial Development Revenue — 6.0%
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	$2,395	$2,465,126
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(2)	2,500	2,505,025
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	680	709,199
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-2, 4.00%, 6/1/30	3,000	3,128,820
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	500	555,875
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	855	950,546
Public Finance Authority, WI, (Celanese Corp.), 4.05%, 11/1/30	3,000	2,963,100

		$13,277,691

Insured – Electric Utilities — 3.3%
Puerto Rico Electric Power Authority, (AGM), 1.289%, 7/1/29(3)	$2,000	$1,591,440
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	500	528,570
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	5,000	5,272,550

		$7,392,560

Insured – General Obligations — 2.9%
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/29	$4,000	$2,482,840
Luzerne County, PA, (AGM), 5.00%, 11/15/29	2,000	2,221,320
McHenry County Community Unit School District No. 12, IL, (AGM), 4.25%, 1/1/29	1,230	1,280,725
Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/28	500	515,640

		$6,500,525

Security	Principal Amount (000’s omitted)	Value
Insured – Industrial Development Revenue — 1.9%
Massachusetts Port Authority, (Delta Airlines, Inc.), (AMBAC), (AMT), 5.00%, 1/1/27	$4,200	$4,239,060

		$4,239,060

Insured – Special Tax Revenue — 1.6%
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	$1,475	$1,477,847
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	1,115	382,768
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	1,480	1,615,568

		$3,476,183

Insured – Transportation — 4.6%
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, (0.00% until 1/15/24), 1/15/32	$795	$700,053
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	1,340	1,464,915
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	8,780	5,321,207
Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	1,000	1,143,510
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/20	1,625	1,422,021

		$10,051,706

Insured – Water and Sewer — 2.5%
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/27	$875	$582,173
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/29	1,225	713,464
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/30	1,045	567,111
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/33	5,870	2,597,299
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	1,000	1,023,810

		$5,483,857

Lease Revenue/Certificates of Participation — 0.5%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 4.00%, 3/1/31	$1,000	$1,043,770

		$1,043,770

Other Revenue — 6.2%
Oregon Department of Administrative Services, Lottery Revenue, 4.00%, 4/1/29(1)	$10,000	$10,748,500
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/32	2,460	2,842,579

		$13,591,079

Senior Living/Life Care — 7.5%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	$1,360	$1,495,578
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.25%, 5/15/28	250	273,693
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	140	154,449
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/30	2,750	2,838,165
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/30	500	537,105
Lancaster Industrial Development Authority, PA, (Garden Spot Village), 5.375%, 5/1/28	600	655,392
Lorain County Port Authority, OH, (Kendal at Oberlin), 5.00%, 11/15/30	1,250	1,372,837
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.125%, 10/1/34	1,500	1,585,215
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.00%, 7/1/27	765	781,570
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.00%, 7/1/28	910	923,404

Security	Principal Amount (000’s omitted)	Value
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/34	$1,060	$1,245,299
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/25(2)	1,200	1,292,280
Savannah Economic Development Authority, GA, (Marshes of Skidaway Island), 6.00%, 1/1/24	465	515,532
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/29	1,000	1,088,950
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/26	345	381,929
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/28	1,200	1,347,264

		$16,488,662

Special Tax Revenue — 17.1%
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch), 4.25%, 5/1/26	$1,440	$1,437,106
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	895	924,463
New York Dormitory Authority, Sales Tax Revenue, 4.00%, 3/15/30(1)	10,000	10,830,200
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/30(1)	12,000	14,030,640
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/30(1)	2,000	2,183,380
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/31(1)	5,680	6,157,518
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/32(1)	2,120	2,282,180

		$37,845,487

Student Loan — 3.9%
Massachusetts Educational Financing Authority, (AMT), 4.125%, 1/1/29	$2,000	$2,080,680
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/27	3,000	3,380,010
New Jersey Higher Education Student Assistance Authority, Series 2013-1A, (AMT), 4.00%, 12/1/28	1,765	1,813,484
New Jersey Higher Education Student Assistance Authority, Series 2015-1A, (AMT), 4.00%, 12/1/28	1,310	1,351,095

		$8,625,269

Transportation — 11.2%
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/28	$1,500	$1,756,320
Foothill/Eastern Transportation Corridor Agency, CA, 5.90%, (0.00% until 1/15/24), 1/15/27	2,000	1,641,480
Grand Parkway Transportation Corp., TX, 4.95%, (0.00% until 10/1/23), 10/1/29	800	717,576
Grand Parkway Transportation Corp., TX, 5.05%, (0.00% until 10/1/23), 10/1/30	1,500	1,340,625
Grand Parkway Transportation Corp., TX, 5.20%, (0.00% until 10/1/23), 10/1/31	2,000	1,784,540
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	1,470	1,568,858
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/28	1,240	714,872
Mid-Bay Bridge Authority, FL, 5.00%, 10/1/29	2,725	3,103,530
Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/36(1)	10,000	10,246,087
Triborough Bridge and Tunnel Authority, NY, 0.00%, 11/15/31	3,225	1,978,860

		$24,852,748

Water and Sewer — 6.6%
Detroit, MI, Water Supply System, 5.25%, 7/1/27	$1,000	$1,100,420
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/30	5,000	5,586,300
Northeast Ohio Regional Sewer District, 4.00%, 11/15/33(1)	7,500	7,819,050

		$14,505,770

Total Tax-Exempt Municipal Securities — 153.4% (identified cost $323,026,793)		$338,858,891

Taxable Municipal Securities — 4.0%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 2.7%
Atlantic City, NJ, 7.00%, 3/1/28	$3,115	$3,261,499
Chicago, IL, 7.375%, 1/1/33	1,000	1,009,340
Chicago, IL, 7.781%, 1/1/35	1,675	1,729,672

		$6,000,511

Insured – Transportation — 1.3%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/31	$5,805	$2,877,422

		$2,877,422

Total Taxable Municipal Securities — 4.0% (identified cost $7,978,104)		$8,877,933

Institutional MuniFund Term Preferred Shares — 0.9%

Security	Shares	Value
Nuveen Texas Quality Income Municipal Fund, (AMT), 1.80%, 11/1/18(2)(4)	400	$2,002,340

Total Institutional MuniFund Term Preferred Shares — 0.9% (identified cost $2,000,000)		$2,002,340

Total Investments — 158.3% (identified cost $333,004,897)		$349,739,164

Other Assets, Less Liabilities — (58.3)%		$(128,740,664)

Net Assets — 100.0%		$220,998,500

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2017, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	11.5%
Texas	10.4%
Arizona	10.3%
California	10.2%
Others, representing less than 10% individually	57.6%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2017, 11.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 5.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2017, the aggregate value of these securities is $7,395,837 or 3.3% of the Trust’s net assets.

(3)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2017.

(4)	Variable rate security. The stated dividend rate represents the rate in effect at April 30, 2017. Maturity date represents the mandatory redemption date. Each share represents $5,000 par value.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SFMR	-	Single Family Mortgage Revenue

The Trust did not have any open financial instruments at April 30, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Trust at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$200,757,181

Gross unrealized appreciation	$17,576,907
Gross unrealized depreciation	(509,924)

Net unrealized appreciation	$17,066,983

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2017, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$338,858,891	$—	$338,858,891
Taxable Municipal Securities	—	8,877,933	—	8,877,933
Institutional MuniFund Term Preferred Shares	—	2,002,340	—	2,002,340
Total Investments	$—	$349,739,164	$—	$349,739,164

The Trust held no investments or other financial instruments as of January 31, 2017 whose fair value was determined using Level 3 inputs. At April 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income 2028 Term Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 26, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 26, 2017